UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2010

Item 1. Reports to Stockholders

Fidelity®
Commodity Strategy
Fund

Semiannual Report

January 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Consolidated Investments	<Click Here>	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	<Click Here>	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the consolidated financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 20, 2009 to January 31, 2010). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value January 31, 2010	Expenses Paid During Period
Actual	.67%	$ 1,000.00	$ 948.00	$ 1.86 A
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.83	$ 3.41 B

A Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 104/365 (to reflect the period October 20, 2009 to January 31, 2010).

B Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of January 31, 2010*
% of fund's total commodity-linked investments
Commodity Swaps	78.2
Commodity-Linked Notes	21.6
Commodity ETFs/ETNs	0.2

Commodity Sector Diversification as of January 31, 2010
% of fund's total commodity-linked investments
Energy	32.1
Grains	22.1
Industrial Metals	18.7
Livestock	6.4
Precious Metals	12.7
Softs	8.0

* Investments in Commodity Swaps, Commodity-Linked Notes and Commodity ETFs/ETNs provide exposure to the commodities market via the Dow Jones-UBS Commodity Index Total Return, an unmanaged index composed of futures contracts on 19 physical commodities. The Fund does not invest directly in physical commodities.

Semiannual Report

Consolidated Investments January 31, 2010

Showing Percentage of Net Assets

Exchange-Traded Notes - 0.2%
	Shares	Value
iPath Dow Jones-UBS Commodity Index Total Return ETN (a) (Cost $221,180)	5,600	$ 217,840
Commodity-Linked Notes - 6.2%
	Principal Amount
AB Svensk Exportkredit Note, three-month U.S. dollar LIBOR minus .27% due 11/23/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(d)(f)	$ 4,500,000	3,810,631
Eksportfinans AS Medium Term Note, three-month U.S. dollar LIBOR minus .25% due 11/19/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(d)(f)	4,500,000	3,817,109
TOTAL COMMODITY-LINKED NOTES (Cost $9,000,000)		7,627,740
U.S. Treasury Obligations - 14.3%

U.S. Treasury Bills, yield at date of purchase 0.11% to 0.16% 4/15/10 to 8/26/10 (c) (Cost $17,692,776)	17,700,000	17,694,900
Money Market Funds - 84.5%
	Shares
Fidelity Cash Central Fund, 0.17% (e) (Cost $104,447,620)	104,447,620	104,447,620
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $131,361,576)		129,988,100
NET OTHER ASSETS - (5.2)%		(6,401,836)
NET ASSETS - 100%		$ 123,586,264
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Societe Generale	April 2010	$ 24,100,000	$ (1,885,229)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 16 basis points with UBS AG	July 2010	30,000,000	(2,346,232)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 16 basis points with UBS AG	July 2010	3,400,000	(48,731)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Morgan Stanley Capital Group, Inc.	May 2010	22,370,000	(1,193,736)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 22 basis points with Barclays Bank	May 2010	24,700,000	(1,318,194)
		$ 104,570,000	$ (6,792,122)
Security Type Abbreviations
ETN	-	Exchange-Traded Note
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,627,740 or 6.2% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $16,605,770.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Security is linked to the Dow Jones-UBS Commodity Index Total Return. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,091
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Return Cayman Ltd.	$ -	$ 20,999,789	$ -	$ -	$ 15,275,157
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 17,694,900	$ -	$ 17,694,900	$ -
Exchange-Traded Notes	217,840	217,840	-	-
Commodity-Linked Notes	7,627,740	-	7,627,740	-
Money Market Funds	104,447,620	104,447,620	-	-
Total Investments in Securities:	$ 129,988,100	$ 104,665,460	$ 25,322,640	$ -
Derivative Instruments:
Liabilities
Swap Agreements	$ (6,792,122)	$ -	$ (6,792,122)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Swap Agreements (a)	$ -	$ (6,792,122)
Total Value of Derivatives	$ -	$ (6,792,122)
(a) Value is disclosed on the Consolidated Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	January 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $26,913,956)	$ 25,540,480
Fidelity Central Funds (cost $104,447,620)	104,447,620
Total Investments (cost $131,361,576)		$ 129,988,100
Cash		398,813
Receivable for investments sold		928,861
Receivable for fund shares sold		54,600
Interest receivable		512
Distributions receivable from Fidelity Central Funds		14,641
Receivable from investment adviser for expense reductions		5,075
Total assets		131,390,602

Liabilities
Payable for investments purchased	$ 845,122
Payable for fund shares redeemed	83,893
Unrealized depreciation on swap agreements	6,792,122
Accrued management fees	49,402
Other affiliated payables	33,380
Other payables and accrued expenses	419
Total liabilities		7,804,338

Net Assets		$ 123,586,264
Net Assets consist of:
Paid in capital		$ 130,844,897
Accumulated net investment loss		(181,344)
Accumulated undistributed net realized gain (loss) on investments		1,088,309
Net unrealized appreciation (depreciation) on investments		(8,165,598)
Net Assets, for 13,040,229 shares outstanding		$ 123,586,264
Net Asset Value, offering price and redemption price per share ($123,586,264 ÷ 13,040,229 shares)		$ 9.48

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements - continued

Consolidated Statement of Operations

For the period October 20, 2009 (commencement of operations) to January 31, 2010

Investment Income
Interest		$ 6,221
Income from Fidelity Central Funds		58,091
Total income		64,312

Expenses
Management fees	$ 162,681
Transfer agent fees	85,189
Custodian fees and expenses	1,412
Independent trustees' compensation	93
Subsidiary directors' fees	11,216
Total expenses before reductions	260,591
Expense reductions	(14,935)	245,656
Net investment income		(181,344)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(25,833)
Futures contracts	6,948
Swap agreements	1,107,194
Total net realized gain (loss)		1,088,309
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,373,476)
Swap agreements	(6,792,122)
Total change in net unrealized appreciation (depreciation)		(8,165,598)
Net gain (loss)		(7,077,289)
Net increase (decrease) in net assets resulting from operations		$ (7,258,633)

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Changes in Net Assets

For the period October 20, 2009 (commencement of operations) to January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ (181,344)
Net realized gain (loss)	1,088,309
Change in net unrealized appreciation (depreciation)	(8,165,598)
Net increase (decrease) in net assets resulting from operations	(7,258,633)
Share transactions Proceeds from sales of shares	139,419,097
Cost of shares redeemed	(8,574,200)
Net increase (decrease) in net assets resulting from share transactions	130,844,897
Total increase (decrease) in net assets	123,586,264

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $181,344)	$ 123,586,264
Other Information Shares
Sold	13,898,285
Redeemed	(858,056)
Net increase (decrease)	13,040,229

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Highlights

Period ended January 31, 2010 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	(.01)
Net realized and unrealized gain (loss)	(.51)
Total from investment operations	(.52)
Net asset value, end of period	$ 9.48
Total Return B, C	(5.20)%
Ratios to Average Net Assets E, H
Expenses before reductions	.71% A
Expenses net of fee waivers, if any	.67% A
Expenses net of all reductions	.67% A
Net investment income	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,586
Portfolio turnover rate F	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2009 (commencement of operations) to January 31, 2010.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended January 31, 2010

1. Organization.

Fidelity Commodity Strategy Fund (the Fund) is a non-diversified fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund are only available to certain clients of Strategic Advisers, Inc. (not the general public) and to mutual funds for which Fidelity Management & Research (FMR) or an affiliate serves as investment manager.

2. Investment in Subsidiary.

The Fund may invest in commodity-linked derivative instruments through its investment in the Fidelity Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodity-linked derivative instruments, consistent with the investment objective of the Fund. As of January 31, 2010, the Fund held $15,275,157 in the Subsidiary, representing 12.4% of the Fund's net assets.

3. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require

Semiannual Report

4. Significant Accounting Policies - continued

management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, for the Fund's investments is included at the end of the Fund's Consolidated Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Security Valuation - continued

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,327
Gross unrealized depreciation	(1,379,830)
Net unrealized appreciation (depreciation)	$ (1,377,503)

Tax cost	$ 131,365,603

5. Operating Policies.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Semiannual Report

Notes to Consolidated Financial Statements - continued

5. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

6. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the commodities market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include commodity risk and potential lack of liquidity in the market. Futures have reduced counterparty risk since the exchange's clearinghouse acts as counterparty to all exchange-traded futures.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Consolidated Schedule of Investments. Futures

Semiannual Report

6. Investments in Derivative Instruments - continued

Futures Contracts - continued

contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Consolidated Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Consolidated Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Consolidated Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Consolidated Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Consolidated Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Consolidated Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into total return swap agreements to manage its exposure to the commodities market. Total return swaps are agreements to exchange a market-linked return for the return based on either a fixed or floating interest rate applied to a notional principal amount. To the extent the total return of an index or a reference obligation exceeds the offsetting interest obligation the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

Semiannual Report

Notes to Consolidated Financial Statements - continued

6. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Consolidated Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Commodity Risk
Futures Contracts	$ 6,948	$ -
Swap Agreements	1,107,194	(6,792,122)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 1,114,142	$ (6,792,122)

(a) Total derivatives realized gain (loss) included in the Consolidated Statement of Operations is comprised of $6,948 for futures contracts $1,107,194 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Consolidated Statement of Operations is comprised of $(6,792,122) for swap agreements.

7. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,895,991 and $1,648,986, respectively.

8. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

FMR and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at the annual rate of .30% of its assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

FMR has agreed to reimburse the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the period, FMR reimbursed the Fund $14,935.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Semiannual Report

8. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee based on the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Commodity Strategy Fund:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Commodity Strategy Fund (a fund of Fidelity Fixed-Income Trust) at January 31, 2010, the results of its operations for the period indicated, the changes in its net assets for the period indicated and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Commodity Strategy Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at January 31, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 24, 2010

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Commodity Strategy Fund

On July 16, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The board assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio managers and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Administrative Services. The Board considered the nature, extent, quality and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles.

Investment Performance. Fidelity Commodity Strategy Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute and relative investment performance measured against a broad-based securities market index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee, noting that FMR will bear all operating expenses of the fund, except transfer agency fees (20 bp), interest, taxes, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses. The Board noted that the fund's proposed management fee, even before deducting projected payments by FMR for non-management expenses, is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also received information explaining that the fund's investments will be chosen using an investment discipline developed by Geode Capital Management, the sub-adviser to Fidelity's equity index funds.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of the fund's Advisory Contracts because other than the management fee and transfer agency fees, FMR pays all other expenses of the fund, with limited exceptions. In connection with its future renewal of the fund's Advisory contracts, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Geode Capital Management, LLC

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FCR-SANN-0310
1.899312.100

Fidelity®
Series Commodity Strategy
Fund

Series Commodity Strategy

Class F

Semiannual Report

January 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Consolidated Investments	<Click Here>	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	<Click Here>	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the consolidated financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Series Commodity Strategy Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to January 31, 2010). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value January 31, 2010	Expenses Paid During Period
Series Commodity Strategy	.61%
Actual		$ 1,000.00	$ 1,025.00	$ 2.08 B
Hypothetical A		$ 1,000.00	$ 1,022.13	$ 3.11 C
Class F	.41%
Actual		$ 1,000.00	$ 1,025.00	$ 1.40 B
Hypothetical A		$ 1,000.00	$ 1,023.14	$ 2.09 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period October 1, 2009 to January 31, 2010).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of January 31, 2010*
% of fund's total commodity-linked investments
Commodity Swaps	79.5
Commodity-Linked Notes	19.4
Commodity ETFs/ETNs	0.2
Commodity Futures	0.9

Commodity Sector Diversification as of January 31, 2010
% of fund's total commodity-linked investments
Energy	32.1
Grains	22.0
Industrial Metals	18.7
Livestock	6.4
Precious Metals	12.8
Softs	8.0

* Investments in Commodity Swaps, Commodity-Linked Notes and Commodity ETFs/ETNs provide exposure to the commodities market via the Dow Jones-UBS Commodity Index Total Return, an unmanaged index composed of futures contracts on 19 physical commodities. The Fund does not invest directly in physical commodities.

Semiannual Report

Consolidated Investments January 31, 2010

Showing Percentage of Net Assets

Exchange-Traded Notes - 0.2%
	Shares	Value
iPath Dow Jones-UBS Commodity Index Total Return ETN (a) (Cost $3,913,729)	93,200	$ 3,625,480
Commodity-Linked Notes - 5.5%
	Principal Amount
AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 1/13/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(g)	$ 10,000,000	8,345,093
Note, three-month U.S. dollar LIBOR minus .27% due 1/20/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(g)	10,000,000	9,230,424
Note, three-month U.S. dollar LIBOR minus .27% due 11/23/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(g)	7,200,000	6,097,009
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/29/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(g)	35,000,000	29,893,066
Credit Suisse First Boston New York Branch:
Medium Term Note, three-month U.S. dollar LIBOR minus .20% due 1/13/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(g)	10,000,000	8,350,025
Medium Term Note, three-month U.S. dollar LIBOR minus .20% due 11/24/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(g)	10,000,000	8,431,620
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 1/18/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(g)	10,000,000	8,329,459
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 11/24/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(g)	10,000,000	8,414,579
Commodity-Linked Notes - continued
	Principal Amount	Value
Eksportfinans AS Medium Term Note, three-month U.S. dollar LIBOR minus .25% due 11/19/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (b)(e)(g)	$ 7,200,000	$ 6,107,375
TOTAL COMMODITY-LINKED NOTES (Cost $109,400,000)		93,198,650
U.S. Treasury Obligations - 11.1%

U.S. Treasury Bills, yield at date of purchase 0.06% to 0.16% 4/15/10 to 8/26/10 (c)(d) (Cost $187,096,826)	187,200,000	187,108,517
Money Market Funds - 86.8%
	Shares
Fidelity Cash Central Fund, 0.17% (f) (Cost $1,461,503,557)	1,461,503,557	1,461,503,557
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,761,914,112)		1,745,436,204
NET OTHER ASSETS - (3.6)%		(61,240,827)
NET ASSETS - 100%		$ 1,684,195,377
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
36 CBOT Corn Contracts	March 2010	$ 641,700	$ (86,330)
19 CBOT Soybean Contracts	March 2010	868,300	(105,332)
16 CBOT Soybean Oil Contracts	March 2010	347,040	(28,106)
19 CBOT Wheat Contracts	March 2010	450,300	(54,520)
10 CME Lean Hogs Contracts	April 2010	274,400	(14,902)
18 CME Live Cattle Contracts	April 2010	643,500	(2,917)
25 COMEX Copper Contracts	March 2010	1,907,813	(92,038)
13 COMEX Gold Contracts	April 2010	1,408,940	(71,015)
6 COMEX Silver Contracts	March 2010	485,700	(35,255)
9 ICE Coffee Contracts	Feb. 2010	444,488	(38,521)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Commodity Futures Contracts - continued
25 LME Aluminum Contracts	March 2010	$ 1,290,000	$ (115,156)
5 LME Nickel Contracts	March 2010	554,070	16,790
13 LME Zinc Contracts	March 2010	681,525	(119,026)
10 NYBOT Cotton No. 2 Contracts	Feb. 2010	345,150	(34,192)
26 NYBOT Sugar Contracts	March 2010	870,688	91,941
7 NYMEX Heating Oil Contracts	March 2010	562,422	(32,152)
26 NYMEX Natural Gas Contracts	Feb. 2010	1,334,060	(186,160)
11 NYMEX RBOB Gasoline Contracts	March 2010	883,991	(34,424)
39 NYMEX WTI Crude Contracts	Feb. 2010	2,842,710	(154,537)
TOTAL COMMODITY FUTURES CONTRACTS		$ 16,836,797	$ (1,095,852)
The face value of futures purchased as a percentage of net assets - 1.0%
Swap Agreements
		Notional Amount	Value
Total Return Swaps
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 16 basis with UBS AG	June 2010	$ 22,500,000	$ (956,063)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 16 basis points with UBS AG	May 2010	30,000,000	(1,559,059)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 16 basis points with UBS AG	June 2010	50,000,000	(1,280,211)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 16 basis points with UBS AG	June 2010	4,100,000	(173,253)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 16 basis points with UBS AG	June 2010	2,000,000	(112,659)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 16 basis points with UBS AG	June 2010	$ 35,000,000	$ (1,533,870)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 16 basis points with UBS AG	June 2010	10,000,000	(729,887)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 16 basis points with UBS AG	July 2010	48,000,000	(2,325,849)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 22 basis points with Barclays Bank	Feb. 2010	6,500,000	(221,245)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Morgan Stanley Capital Group, Inc.	Feb. 2010	6,500,000	(220,957)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Morgan Stanley Capital Group, Inc.	Feb. 2010	20,000,000	(1,040,994)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Morgan Stanley Capital Group, Inc.	March 2010	7,000,000	(383,889)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Morgan Stanley Capital Group, Inc.	March 2010	6,200,000	(345,162)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Morgan Stanley Capital Group, Inc.	March 2010	11,000,000	(471,582)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Morgan Stanley Capital Group, Inc.	April 2010	$ 80,000,000	$ (2,052,721)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Morgan Stanley Capital Group, Inc.	March 2010	2,500,000	(111,948)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Morgan Stanley Capital Group, Inc.	April 2010	35,000,000	(1,535,366)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Morgan Stanley Capital Group, Inc.	May 2010	17,100,000	(912,511)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Morgan Stanley Capital Group, Inc.	May 2010	48,000,000	(2,326,270)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Societe Generale	Feb. 2010	6,500,000	(220,957)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Societe Generale	Feb. 2010	20,000,000	(1,040,994)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Societe Generale	March 2010	50,000,000	(2,742,063)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Societe Generale	March 2010	65,700,000	(1,685,797)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Societe Generale	March 2010	$ 40,000,000	$ (1,754,704)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Societe Generale	April 2010	18,300,000	(1,431,523)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Societe Generale	April 2010	10,000,000	(654,758)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Societe Generale	April 2010	48,000,000	(2,326,270)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Societe Generale	April 2010	5,000,000	(71,674)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 16 basis points with UBS AG	July 2010	17,400,000	(1,360,815)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 22 basis points with Barclays Bank	Feb. 2010	20,000,000	(1,041,805)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 22 basis points with Barclays Bank	Feb. 2010	50,000,000	(2,743,706)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 22 basis points with Barclays Bank	March 2010	71,000,000	(1,823,735)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 22 basis points with Barclays Bank	April 2010	$ 40,000,000	$ (1,755,558)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 22 basis points with Barclays Bank	April 2010	5,000,000	(374,670)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 22 basis points with Barclays Bank	May 2010	10,000,000	(681,500)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 22 basis points with Barclays Bank	May 2010	17,200,000	(917,932)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 22 basis points with Barclays Bank	April 2010	48,000,000	(2,326,480)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 22 basis points with Barclays Bank	June 2010	10,000,000	0
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 24 basis points with JPMorgan Chase, Inc.	April 2010	47,000,000	(2,278,218)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 25 basis points with JPMorgan Chase, Inc.	Feb. 2010	75,000,000	(4,119,258)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 25 basis points with JPMorgan Chase, Inc.	March 2010	80,000,000	(2,058,200)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 25 basis points with JPMorgan Chase, Inc.	March 2010	$ 40,000,000	$ (1,756,841)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 22 basis points with Barclays Bank	May 2010	5,000,000	(551,308)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Morgan Stanley Capital Group, Inc.	March 2010	21,500,000	(914,820)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Morgan Stanley Capital Group, Inc.	May 2010	15,000,000	(1,379,819)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Morgan Stanley Capital Group, Inc.	June 2010	15,000,000	(650,121)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Societe Generale	Feb. 2010	600,000	(19,829)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 25 basis points with JPMorgan Chase, Inc.	April 2010	25,000,000	(2,347,804)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 20 basis points with Societe Generale	April 2010	7,500,000	(545,815)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 16 basis points with UBS AG	May 2010	$ 80,000,000	$ (4,382,040)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus 16 basis points with UBS AG	June 2010	5,000,000	(301,361)
		$ 1,410,100,000	$ (64,553,871)
Security Type Abbreviations
ETN	-	Exchange-Traded Note
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,198,650 or 5.5% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,562,290.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $173,673,084.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Security is linked to the Dow Jones-UBS Commodity Index Total Return. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 369,174
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Return Cayman Ltd.	$ -	$ 196,949,919	$ 1,000,005	$ -	$ 135,966,358
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 187,108,517	$ -	$ 187,108,517	$ -
Exchange-Traded Notes	3,625,480	3,625,480	-	-
Commodity-Linked Notes	93,198,650	-	93,198,650	-
Money Market Funds	1,461,503,557	1,461,503,557	-	-
Total Investments in Securities:	$ 1,745,436,204	$ 1,465,129,037	$ 280,307,167	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 108,731	$ 108,731	$ -	$ -
Liabilities
Futures Contracts	$ (1,204,583)	$ (1,204,583)	$ -	$ -
Swap Agreements	(64,553,871)	-	(64,553,871)	-
Total Liabilities	$ (65,758,454)	$ (1,204,583)	$ (64,553,871)	$ -
Total Derivative Instruments:	$ (65,649,723)	$ (1,095,852)	$ (64,553,871)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts (a)	$ 108,731	$ (1,204,583)
Swap Agreements (b)	-	(64,553,871)
Total Value of Derivatives	$ 108,731	$ (65,758,454)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Consolidated Schedule of Investments. Only the period end variation margin is separately disclosed on the Consolidated Statement of Assets and Liabilities.

(b) Value is disclosed on the Consolidated Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	January 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $300,410,555)	$ 283,932,647
Fidelity Central Funds (cost $1,461,503,557)	1,461,503,557
Total Investments (cost $1,761,914,112)		$ 1,745,436,204
Cash		87,500
Segregated cash with broker for futures contracts		231,162
Receivable for fund shares sold		11,591,725
Interest receivable		4,286
Distributions receivable from Fidelity Central Funds		171,688
Receivable from investment adviser for expense reductions		38,052
Total assets		1,757,560,617

Liabilities
Payable for investments purchased	$ 6,999,134
Payable for fund shares redeemed	913,851
Unrealized depreciation on swap agreements	64,553,871
Accrued management fee	532,415
Payable for daily variation on futures contracts	121,497
Other affiliated payables	244,054
Other payables and accrued expenses	418
Total liabilities		73,365,240

Net Assets		$ 1,684,195,377
Net Assets consist of:
Paid in capital		$ 1,761,356,638
Accumulated net investment loss		(1,032,221)
Accumulated undistributed net realized gain (loss) on investments		5,998,591
Net unrealized appreciation (depreciation) on investments		(82,127,631)
Net Assets		$ 1,684,195,377

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements - continued

Consolidated Statement of Assets and Liabilities - continued

January 31, 2010

Series Commodity Strategy: Net Asset Value, offering price and redemption price per share ($1,579,763,009 ÷ 154,171,407 shares)	$ 10.25

Class F: Net Asset Value, offering price and redemption price per share ($104,432,368 ÷ 10,187,359 shares)	$ 10.25

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Operations

For the period October 1, 2009 (commencement of operations) to January 31, 2010

Investment Income
Interest		$ 31,787
Income from Fidelity Central Funds		369,174
Total income		400,961

Expenses
Management fee	$ 1,031,092
Transfer agent fees	459,830
Custodian fees and expenses	1,667
Independent trustees' compensation	351
Subsidiary directors' fees	11,216
Total expenses before reductions	1,504,156
Expense reductions	(70,974)	1,433,182
Net investment income		(1,032,221)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	75,504
Futures contracts	29,791
Swap agreements	5,893,296
Total net realized gain (loss)		5,998,591
Change in net unrealized appreciation (depreciation) on: Investment securities	(16,477,908)
Futures contracts	(1,095,852)
Swap agreements	(64,553,871)
Total change in net unrealized appreciation (depreciation)		(82,127,631)
Net gain (loss)		(76,129,040)
Net increase (decrease) in net assets resulting from operations		$ (77,161,261)

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements - continued

Consolidated Statement of Changes in Net Assets

For the period October 1, 2009 (commencement of operations) to January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ (1,032,221)
Net realized gain (loss)	5,998,591
Change in net unrealized appreciation (depreciation)	(82,127,631)
Net increase (decrease) in net assets resulting from operations	(77,161,261)
Share transactions - net increase (decrease)	1,761,356,638
Total increase (decrease) in net assets	1,684,195,377

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $1,032,221)	$ 1,684,195,377

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Highlights - Series Commodity Strategy

Period ended January 31,

2010 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	(.02)
Net realized and unrealized gain (loss)	.27 G
Total from investment operations	.25
Net asset value, end of period	$ 10.25
Total Return B, C	2.50%
Ratios to Average Net Assets E, I
Expenses before reductions	.64% A
Expenses net of fee waivers, if any	.61% A
Expenses net of all reductions	.61% A
Net investment income	(.44)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,579,763
Portfolio turnover rate F	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 1, 2009 (commencement of operations) to January 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Highlights - Class F

Period ended January 31,

2010 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	(.01)
Net realized and unrealized gain (loss)	.26 G
Total from investment operations	.25
Net asset value, end of period	$ 10.25
Total Return B, C	2.50%
Ratios to Average Net Assets E, I
Expenses before reductions	.44% A
Expenses net of fee waivers, if any	.41% A
Expenses net of all reductions	.41% A
Net investment income	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,432
Portfolio turnover rate F	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 1, 2009 (commencement of operations) to January 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended January 31, 2010

1. Organization.

Fidelity Series Commodity Strategy Fund (the Fund) is a non-diversified fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Commodity Strategy and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investment in Subsidiary.

The Fund may invest in commodity-linked derivative instruments through its investment in the Fidelity Series Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodity-linked derivative instruments, consistent with the investment objective of the Fund. As of January 31, 2010, the Fund held $135,966,358 in the Subsidiary, representing 8.1% of the Fund's net assets.

3. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

4. Significant Accounting Policies.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, for the Fund's investments is included at the end of the Fund's Consolidated Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider

Semiannual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Security Valuation - continued

the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

4. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,482
Gross unrealized depreciation	(16,519,563)
Net unrealized appreciation (depreciation)	$ (16,504,081)

Tax cost	$ 1,761,940,285

5. Operating Policies.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through

Semiannual Report

Notes to Consolidated Financial Statements - continued

5. Operating Policies - continued

Indexed Securities - continued

conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

6. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the commodities market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Consolidated Statement of Assets and Liabilities and may include commodity risk and potential lack of liquidity in the market. Futures have reduced counterparty risk since the exchange's clearinghouse acts as counterparty to all exchange-traded futures. The underlying face amount at value of any open futures contracts at period end is

Semiannual Report

6. Investments in Derivative Instruments - continued

Futures Contracts - continued

shown in the Consolidated Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Consolidated Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Consolidated Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Consolidated Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Consolidated Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Consolidated Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Consolidated Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Consolidated Schedule of Investments.

Semiannual Report

Notes to Consolidated Financial Statements - continued

6. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into total return swap agreements to manage its exposure to the commodities market. Total return swaps are agreements to exchange a market-linked return for the return based on either a fixed or floating interest rate applied to a notional principal amount. To the extent the total return of an index or a reference obligation exceeds the offsetting interest obligation the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Consolidated Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Commodity Risk
Futures Contracts	$ 29,791	$ (1,095,852)
Swap Agreements	5,893,296	(64,553,871)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 5,923,087	$ (65,649,723)

(a) Total derivatives realized gain (loss) included in the Consolidated Statement of Operations is comprised of $29,791 for futures contracts and $5,893,296 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Consolidated Statement of Operations is comprised of $(1,095,852) for futures contracts and $(64,553,871) for swap agreements.

7. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $126,764,148 and $13,525,962, respectively.

8. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Semiannual Report

8. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

FMR and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at the annual rate of .30% of its assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

FMR has agreed to reimburse the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the period, FMR reimbursed the Fund $70,965.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of Series Commodity Strategy's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Commodity Strategy	$ 459,830.20

* Annualized

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

Semiannual Report

Notes to Consolidated Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended January 31, 2010 A	Period ended January 31, 2010 A
Series Commodity Strategy
Shares sold	156,899,161	$ 1,679,878,260
Shares redeemed	(2,727,754)	(28,897,945)
Net increase (decrease)	154,171,407	$ 1,650,980,315
Class F
Shares sold	10,318,185	$ 111,738,138
Shares redeemed	(130,826)	(1,361,815)
Net increase (decrease)	10,187,359	$ 110,376,323

A For the period October 1, 2009 (commencement of operations) to January 31, 2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Series Commodity Strategy Fund:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Commodity Strategy Fund (a fund of Fidelity Fixed-Income Trust) at January 31, 2010, the results of its operations for the period indicated, the changes in its net assets for the period indicated and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Commodity Strategy Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at January 31, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
March 24, 2010

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Commodity Strategy Fund

On July 16, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The board assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio managers and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Administrative Services. The Board considered the nature, extent, quality and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles.

Investment Performance. Fidelity Series Commodity Strategy Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute and relative investment performance measured against a broad-based securities market index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee, noting that FMR will bear all operating expenses of the fund, except transfer agency fees (20 bp, or, for Class F, zero), interest, taxes, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses. The Board noted that the fund's proposed management fee, even before deducting projected payments by FMR for non-management expenses, is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also received information explaining that the fund's investments will be chosen using an investment discipline developed by Geode Capital Management, the sub-adviser to Fidelity's equity index funds.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of the fund's Advisory Contracts because other than the management fee and transfer agency fees (other than for Class F, which charges no transfer agency fee), FMR pays all other expenses of the fund, with limited exceptions. In connection with its future renewal of the fund's Advisory contracts, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

SCR-S-SANN-0310
1.899302.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2010